Short Term Investments - Schedule of Short-Term Investment Included Convertible Bonds (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule Of Investments [Line Items]
Invested to acquire convertible bond					¥ 41,300	$ 6,007	¥ 6,506	¥ 8,937
Unrealized gain on available-for-sale investments					14,684	$ 2,136	9,484	303
Unrealized gain on available-for-sale investments and others, tax effect					2,250		1,554	¥ 0
Convertible Bond | Zepp International Limited
Schedule Of Investments [Line Items]
Invested to acquire convertible bond			¥ 6,506
Interest rate			10.00%
Maturity term			9 months
Convertible Bond | Shenzhen Snowball Technology Co., Ltd., (“Snowball”)
Schedule Of Investments [Line Items]
Invested to acquire convertible bond		¥ 20,000
Interest rate		4.35%
Maturity term		1 year
Servicing fees term		2 years
Unrealized gain on available-for-sale investments		¥ 443
Convertible Bond | Joyrun
Schedule Of Investments [Line Items]
Invested to acquire convertible bond	¥ 10,500
Interest rate	8.00%
Maturity term	1 year
Unrealized gain on available-for-sale investments and others, tax effect	¥ 251
Convertible Bond | Abee Semi, Inc. (“Abee”)
Schedule Of Investments [Line Items]
Invested to acquire convertible bond				¥ 6,937
Interest rate				7.00%
Maturity term				1 year
Unrealized gain on available-for-sale investments					889		¥ 10
Convertible Bond | Others
Schedule Of Investments [Line Items]
Unrealized gain on available-for-sale investments					¥ 391